UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 612-523-3588

                   Date of fiscal year end: September 30, 2004

              Date of reporting period: December 31, 2004


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.

Schedule of Investments
June 30, 2005 (Unaudited)


CORPORATE BONDS & NOTES                                                                                                       Value
Name of Issuer                                                                                    Principal                (Note B)
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILE AND TRUCK - 7.28%
------------------------------------------------------------------------------------------------------------------------------------

                Collins and Aikman Products, 10.75%, 12/31/11                                        20,000,000           4,500,000
                Delphi Corp. Notes, 6.55%, 6/15/06                                                   20,750,000          20,179,375
                Dura Operating Corp. Senior Notes, Series B, 8.625%, 4/15/12                         35,310,000          31,779,000
                HLI Operating Co. Senior Notes, 10.5%, 6/15/10                                       15,684,000          15,370,320
                TRW Automotive, Inc. Senior Sub. Notes, 11%, 2/15/13 (a)                             23,540,000          27,071,000
                TRW Automotive, Inc., Senior Notes, 9.375%, 2/15/13                                   2,602,000           2,881,715
                Visteon Corp. Senior Notes, 7.95%, 8/01/05                                            9,600,000           9,614,400
                                                                                                               ---------------------
                                                                                                                        111,395,810


BROADCAST CABLE TV -- 3.85%
------------------------------------------------------------------------------------------------------------------------------------
                Charter Comm. Opt. LLC Senior Notes, Series 144A, 8%, 4/30/12                        40,000,000          39,800,000
                Charter Comm. Opt. LLC Senior Notes, Series 144A, 8.375%, 4/30/14                     5,000,000           4,975,000
                Paxson Comm. Senior Sub. Notes, 0/12.25%, 1/15/09 (b)                                15,050,000          14,071,750
                                                                                                               ---------------------
                                                                                                                         58,846,750


BUILDING & CONSTRUCTION -- 0.48%
------------------------------------------------------------------------------------------------------------------------------------
                Nualt Enterprises, Inc., 6%,12/31/04 (c) (d)                                          7,042,799           7,261,548


CHEMICALS -- 5.22%
------------------------------------------------------------------------------------------------------------------------------------
                Foamex LP Capital Corp. Senior Secured Notes, 10.75%, 4/01/09                        15,640,000          12,981,200
                Georgia Gulf Corp. Secured Notes, 7.625%, 11/15/05                                    2,500,000           2,525,000
                Lyondell Chemical Senior Secured Notes, Series B, 9.875%, 5/01/07                     3,149,000           3,227,725
                Lyondell Chemical Senior Secured Notes, 11.125%, 7/15/12 (a)                         20,000,000          22,700,000
                Pioneer Americas, Inc. Secured Notes,  10%, 12/31/08                                 14,510,100          15,380,706
                Pioneer Americas, Inc. Senior Secured Notes, FRN 6.59%, 12/31/06                        194,937             194,937
                Polyone Corp. Senior Notes, 8.875%, 5/01/12 (a)                                      15,000,000          14,812,500
                Sterling Chemical, Inc., PIK Notes, 10%, 12/19/07                                     8,179,301           8,097,508
                                                                                                               ---------------------
                                                                                                                         79,919,576



CONGLOMERATE -- 0.96%
------------------------------------------------------------------------------------------------------------------------------------
                JII Holdings LLC Secured Notes, 13%, 4/01/07                                         12,600,000          11,088,000
                Jordan Industries Senior Notes, Series D, 10.375%, 8/01/07                            6,000,000           3,600,000
                                                                                                               ---------------------
                                                                                                                         14,688,000

DRUG STORES - 3.38%
------------------------------------------------------------------------------------------------------------------------------------
                Rite Aid Corp. Notes, 7.125%, 1/15/07                                                29,305,000          29,378,263
                Rite Aid Corp. Notes, 12.5%, 9/15/06 (a)                                             14,912,000          16,104,960
                Rite Aid Corp. Secured Notes, 7.5%, 1/15/15                                           6,500,000           6,240,000
                                                                                                               ---------------------
                                                                                                                         51,723,223
ELECTRICAL UTILITIES - 9.63%
------------------------------------------------------------------------------------------------------------------------------------
                Kansas City Power and LT Senior Notes, 7.125%, 12/15/05                              10,000,000          10,148,530
                Midwest Generation LLC Secured Notes, 8.75%, 5/01/34 (a)                             50,000,000          56,000,000

                Nevada Power Co. Notes, Series E, 10.875%, 10/15/09                                  10,000,000          11,175,000
                Northwestern Corp. First Mortage Notes, Series 144A, 7.3%, 12/01/06                  15,000,000          15,487,695
                Orion Power Holdings, Inc. Senior Notes, 12%, 5/01/10 (a)                            29,000,000          34,727,500
                Sierra Pacific Power Co. Notes, Series A, 8%, 6/01/08 (a)                            18,535,000          19,786,113
                                                                                                               ---------------------
                                                                                                                        147,324,838


ENERGY/NATURAL RESOURCES -- 10.74%
------------------------------------------------------------------------------------------------------------------------------------
                ANR Pipeline Co. Senior Notes, 8.875%, 3/15/10                                       29,630,000          32,501,977
                Forest Oil Corp. Senior Notes, 7.75%, 5/01/14                                         5,839,000           6,276,925
                Forest Oil Corp. Senior Notes, 8%, 6/15/08                                           18,655,000          19,774,300
                Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (a) (e)                                       20,000,000          22,116,260
                Northwest Pipeline Corp. Debentures, 6.625%, 12/01/07                                 4,615,000           4,753,450
                Northwest Pipeline Corp. Senior Notes, 8.125%, 3/01/10                                1,000,000           1,085,000
                Parker Drilling Co. Senior Notes, Series B, 10.125%, 11/15/09                         8,096,000           8,500,800
                Parker Drilling Co. Senior Notes, 9.625%, 10/01/13                                    2,500,000           2,818,750
                Parker Drilling Co. Senior Notes, FRN 8.08%, 9/01/10                                 15,000,000          15,600,000
                Southern Natural Gas Notes, 8.875%, 3/15/10                                          10,762,000          11,805,139
                Southern Natural Gas Notes, 6.7%, 10/01/07                                            9,867,000          10,025,829
                Swift Energy Co. Senior Sub. Notes, 9.375%, 5/01/12 (a)                              18,000,000          19,395,000
                Tennessee Gas Pipeline Debentures, 7%, 3/15/27                                        9,200,000           9,604,791
                                                                                                               ---------------------
                                                                                                                        164,258,221

ENTERTAINMENT - 3.05%
------------------------------------------------------------------------------------------------------------------------------------
                AMC Entertainment, Inc. Senior Sub. Notes, 9.875%, 2/01/12                           16,500,000          16,376,250
                AMC Entertainment, Inc. Senior Sub. Notes, 9.5%, 2/01/11                             12,296,000          12,065,450
                AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                               16,710,000          14,830,125
                Cinemark USA, Inc. Senior Discount Notes, 0/9.75%, 3/15/14 (b)                        5,000,000           3,325,000
                                                                                                               ---------------------
                                                                                                                         46,596,825


FINANCIAL SERVICES -- 1.47%
------------------------------------------------------------------------------------------------------------------------------------
                Finova Group, Inc. Notes, 7.5%,  11/15/09                                             5,541,850           2,466,123
                Metris Companies, Inc. Senior Notes, 10.125%, 7/15/06                                 9,996,000           9,996,000
                Providian Financial Corp. Convertible Notes, 3.25%, 8/15/05 (a)                      10,000,000           9,990,700
                                                                                                               ---------------------
                                                                                                                         22,452,823


FOOD PROCESSING -- 3.26%
------------------------------------------------------------------------------------------------------------------------------------
                Agrilink Foods, Inc. Senior Sub. Notes, 11.875%, 11/01/08                             3,419,000           3,534,391
                B&G Foods Senior Sub. Notes, 8%, 10/01/11                                             1,000,000           1,033,750
                Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                                    7,000,000           6,510,000
                Chiquita Brands Intl. Senior Notes, Series 144A, 8.875%, 12/01/15                    22,500,000          22,331,250
                Dean Foods Co. Senior Notes, 6.625%, 5/15/09                                         13,032,000          13,618,440
                Mrs. Fields Brands Financing Notes, 9%, 3/15/11                                       3,500,000           2,905,000
                                                                                                               --------------------
                                                                                                                         49,932,831

GAMING -- 7.14%
------------------------------------------------------------------------------------------------------------------------------------
                MGM Mirage, Inc. Senior Sub. Notes, 9.75%, 6/01/07 (a)                               37,857,000          41,027,524
                Trump Entertainment Resorts, Inc. Secured Notes, 8.5%, 6/01/15                       69,914,327          68,253,862
                                                                                                               ---------------------
                                                                                                                        109,281,386

GROCERY STORES / DISTRIBUTORS -- 1.09%
------------------------------------------------------------------------------------------------------------------------------------
                Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (f)                                 15,000,000             675,000
                Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10 (f)                                    8,309,000             415,450
                Pathmark Stores, Inc. Senior Sub. Notes, 8.75%, 2/01/12                              11,500,000          11,284,375
                Penn Traffic Senior PIK Notes, 11%, 6/29/09 (f)                                      10,032,560           4,314,001
                                                                                                               ---------------------
                                                                                                                         16,688,826

HEALTH CARE DIVERSIFIED -- 0.01%
------------------------------------------------------------------------------------------------------------------------------------
                Global Health Sciences Co. Senior Notes, 11%, 5/01/08 (c) (f)                         5,000,000             100,000

HOTELS - 1.43%
------------------------------------------------------------------------------------------------------------------------------------
                La Quinta Properties Senior Notes, 8.875%, 3/15/11                                    9,390,000          10,152,937
                Starwood Hotels and Resorts Notes, 6.75%, 11/15/05 (a)                               11,630,000          11,702,687
                                                                                                               ---------------------
                                                                                                                         21,855,624


INDEPENDENT POWER PRODUCER - 2.47%
------------------------------------------------------------------------------------------------------------------------------------
                Calpine Corp. Senior Secured Notes, Series 144A, 8.5%, 7/15/10 (a)                   27,000,000          20,790,000
                Calpine Corp. Senior Secured Notes, Series 144A, 8.75%, 7/15/13 (a)                  23,000,000          17,020,000
                                                                                                               ---------------------
                                                                                                                         37,810,000


MARKETING / SALES - 0.38%
------------------------------------------------------------------------------------------------------------------------------------
                Bear Creek Corp. Senior Notes, Series 144A, 9%, 3/01/13                               6,000,000           5,850,000



METALS & MINING -- 1.95%
------------------------------------------------------------------------------------------------------------------------------------
                Holdco Senior Secured PIK Notes, 8%, 3/31/10                                            232,167             232,167
                Holdco Mortgage Notes, 10%, 3/31/11                                                     833,332             833,332
                Inland Steel Corp. First Mortgage Notes, Series R, 7.9%, 1/15/07                      6,500,000           6,500,000
                Kaiser Aluminum Chemical Corp. Senior Sub. Notes, 12.75%, 2/01/03 (f) (g)            46,230,000           3,236,100
                Kaiser Aluminum Chemical Corp. Senior Notes, Series B, 10.875%, 10/15/06 (f)         12,000,000          10,920,000
                Kaiser Aluminum Chemical Corp. Senior Notes, Series D, 10.875%, 10/15/06 (f)          1,500,000           1,365,000
                LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (f)                                   7,776,278               4,860
                LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (f)                                7,286,184               4,554
                National Steel Corp. First Mortgage Notes, 8.375%, 8/01/06 (f)                          879,441              25,284
                Ormet Corp. Senior Notes, 11%, 8/15/08 (f)                                           15,000,000           6,750,000
                                                                                                               ---------------------
                                                                                                                         29,871,297

MISCELLANEOUS MANUFACTURING -- 0.39%
------------------------------------------------------------------------------------------------------------------------------------
                Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06                                     6,645,000           5,947,275



MULTI-LINE INSURANCE -- 0.13%
------------------------------------------------------------------------------------------------------------------------------------
                Provident Companies, Inc. Senior Notes, 6.375%, 7/15/05                               2,000,000           2,008,568


OIL / GAS EXPLORATION - 0.48%
------------------------------------------------------------------------------------------------------------------------------------
                Newfield Exploration Co. Senior Notes, Series B, 7.45%, 10/15/07                      7,000,000           7,350,000

PACKAGING & CONTAINER -- 9.49%

-----------------------------------------------------------------------------------------------------------------------------------

                Crown Euro Holdings SA Secured Notes, 9.5%, 3/01/11 (a)                              23,000,000          25,415,000
                Owens-Illinois, Inc. Senior Notes, 8.1%, 5/15/07 (a)                                 30,000,000          31,200,000
                Owens-Illinois, Inc. Senior Notes, 7.35%, 5/15/08 (a)                                20,000,000          20,750,000
                Pliant Corp. Secured Senior Notes, 11.125%, 9/01/09                                  25,000,000          24,375,000
                Pliant Corp. Secured PIK Notes, Series 144A, 11.625%, 6/15/09                        15,743,200          16,856,224
                Tekni-Plex, Inc. Senior Secured Notes, Series 144A, 8.75%, 11/15/13                  27,500,000          24,406,250
                Tekni-Plex, Inc. Secured Notes, Series 144A, 10.875%, 8/15/12                         2,000,000           2,160,000
                                                                                                               ---------------------
                                                                                                                        145,162,474

PAPER/FOREST PRODUCTS -- 0.02%
------------------------------------------------------------------------------------------------------------------------------------
                American Tissue, Inc. Senior Secured Notes, Series B, 12.5%, 7/15/06 (f)             14,061,292             281,226
                Crown Paper Senior Sub. Notes, 11%, 9/01/05 (f)                                      14,950,000               1,495
                                                                                                               ---------------------
                                                                                                                            282,721



PHARMACEUTICALS / DRUGS - 1.36%
------------------------------------------------------------------------------------------------------------------------------------
                Alpharma, Inc. Senior Notes, Series 144A, 8.625%, 5/01/11                            21,205,000          20,727,888


PRODUCTS & MANUFACTURING -- 1.33%
------------------------------------------------------------------------------------------------------------------------------------
                Motors and Gears, Inc. Senior Notes, Series D, 10.75%, 11/15/06                      22,410,000          20,393,100


PUBLISHING -- 1.85%
------------------------------------------------------------------------------------------------------------------------------------
                Houghton Mifflin Co. Senior Notes, 8.25%, 2/01/11                                    27,220,000          28,240,750


RETAIL -- 0.46%
------------------------------------------------------------------------------------------------------------------------------------
                National Vision Senior Notes, 12%, 3/30/09                                            7,176,869           7,105,101

RETAIL FOOD CHAINS -- 0.82%
------------------------------------------------------------------------------------------------------------------------------------
                American Restaurant Group Senior Notes, Series D, 11.5%, 11/01/06 (f)                15,886,000          10,008,180
                Planet Hollywood Secured Notes, 9%, 3/30/10 (c) (f)                                     942,093             449,976
                Romacorp, Inc. Senior PIK Notes, 10.5%, 12/31/08 (c) (d)                              4,489,480           2,020,266
                                                                                                               ---------------------
                                                                                                                         12,478,422

TELECOMMUNICATIONS - 1.93%
------------------------------------------------------------------------------------------------------------------------------------
                Qwest Corp. Notes, 5.625%, 11/15/08 (a)                                              30,127,000          29,599,777


TEXTILES - 0.00%
------------------------------------------------------------------------------------------------------------------------------------
                West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/08 (f)                           11,750,000              14,688
                West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/05 (f)                           25,725,000              32,156
                                                                                                               ---------------------
                                                                                                                             46,844


                TOTAL CORPORATE BONDS & NOTES --  82.05% (cost--$1,496,491,669)                                      $1,255,200,498
                                                                                                               ---------------------



FOREIGN BONDS                                                                                                                 Value
Name of issuer                                                                                    Principal                (Note B)
------------------------------------------------------------------------------------------------------------------------------------

FOREIGN BONDS - 1.43%
------------------------------------------------------------------------------------------------------------------------------------
                Brazil C Bond Debentures, 8%, 4/15/14                                               $10,554,917         $10,805,596
                Republic of Argentina, Series Par, 1.33%, 12/31/38                                    8,481,129           3,023,522
                Republic of Argentina, Series Discount, 8.28%, 12/31/33                               8,730,135           8,031,724
                Euro Stabilization Advances,
                12/15/26                                                          GBP                   133,613              12,059
                                                                                                               ---------------------
                TOTAL FOREIGN BONDS --  (cost--$18,858,977)                                                             $21,872,901
                                                                                                               ---------------------



                                                                                                  Number of                   Value
STOCKS                                                                                              Shares                 (Note B)
Name of issuer
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 10.73%
------------------------------------------------------------------------------------------------------------------------------------
                American Restaurant Group, Inc. (c) (h)                                                  10,222             $10,222
                Catalina Restaurant Group (c) (h)                                                       276,475             276,475
                Chiquita Brands, Inc.                                                                   244,748           6,720,780
                Chubb Corp.                                                                             150,000          12,841,500
                Continental Airlines, Class B (h)                                                           264               3,506
                Core-Mark Holding Co., Inc. (h)                                                         176,039           4,797,063
                Crunch Equity Holdings (d) (h)                                                           12,237          14,684,400
                Darling International, Inc. (h)                                                         745,530           2,795,737
                Denny's Corp.  (h)                                                                    1,217,762           6,088,810
                Dictaphone, Inc. (h)                                                                    225,489           1,355,189
                General Chemical (d) (h)                                                                  1,077             290,790
                Haynes International, Inc. (h)                                                          685,714          11,999,995
                Holdco (h)                                                                               23,000             218,500
                International Airline Support Group (h)                                                 219,540               4,391
                JPMorgan Chase & Co.                                                                    370,000          13,068,400
                Kronos Worldwide, Inc.                                                                  270,700           8,172,433
                Lodgian, Inc. (h)                                                                       171,356           1,759,826
                MAXXAM, Inc. (h)                                                                        200,000           4,634,000
                National Vision, Inc. (h)                                                               394,591           1,894,037
                NL Industries (h)                                                                       510,200           7,851,978
                Nualt Enterprises (c) (d) (h)                                                            10,752                 108
                Pathmark Stores (h)                                                                   1,600,398          14,019,486
                Pioneer America (h)                                                                     192,500           4,233,075
                Planet Hollywood International, Inc. (c) (d) (h)                                          2,402                  24
                Polymer Group, Inc., Class A (h)                                                        386,143           9,904,568
                Prandium (h)                                                                            869,935               5,220
                Safelite Glass Corp., Class B (c) (d) (h)                                               109,677             548,385
                Safelite Realty Corp. (c) (d)                                                             7,403             296,120
                Smurfit-Stone Container (h)                                                             257,142           2,615,134
                Sterling Chemical, Inc. (h)                                                             250,443           9,266,391
                Tokheim (d) (h)                                                                         180,224                 360
                Trilanco 2 Limited (c) (d) (h)                                                               98                   1
                Trilanco 3 Limited (c) (d) (h)                                                               98                   1
                Trump Entertainment Resorts, Inc. (h)                                                   752,123          10,228,873
                Viskase Cos., Inc. (d) (h)                                                            1,293,291           2,935,771
                WestPoint Stevens, Inc.  (h)                                                          1,600,000               8,000
                Zions Bancorporation                                                                    145,600          10,705,968
                                                                                                               ---------------------
                TOTAL COMMON STOCKS --  (cost--$333,269,104)                                                           $164,235,517
                                                                                                               ---------------------

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS -- 1.18%
------------------------------------------------------------------------------------------------------------------------------------

                Chubb Corp., 7%                                                                         200,000          $6,346,000
                Polymer, Inc., Series A, PIK 16% (c)                                                      3,332          11,722,972
                                                                                                               ---------------------
                TOTAL PREFERRED STOCKS -  (cost $8,391,056)                                                             $18,068,972
                                                                                                               ---------------------


WARRANTS                                                                                          Number of                   Value
Name of Issuer                                                                                 Shares or Units             (Note B)
------------------------------------------------------------------------------------------------------------------------------------
WARRANTS  - 0.18%
------------------------------------------------------------------------------------------------------------------------------------
                Core-Mark Holding Co., Inc. Warrants (c) (h)                                             48,142            $597,981
                Dictaphone, Inc. Warrants (c) (h)                                                       203,566                 $26
                General Chemical A Warrants (c) (d) (h)                                                     622              79,896
                General Chemical B Warrants (c) (d) (h)                                                     461              26,503
                Key Energy Service Warrants (c) (h)                                                      15,000           1,699,930
                Safelite Glass Corp. A Warrants (c) (d) (h)                                             268,789                   3
                Safelite Glass Corp. B Warrants (c) (d) (h)                                             179,192                   2
                Sterling Chemical Warrants (c) (h)                                                       83,125             333,373
                                                                                                               ---------------------
                TOTAL WARRANTS --  (cost--$17,713,893)                                                                   $2,737,714
                                                                                                               ---------------------


OPTIONS                                                                                           Number of                   Value
Name of Issuer                                                                                 Shares or Units             (Note B)
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.20%
------------------------------------------------------------------------------------------------------------------------------------
                Trump Entertainment Resorts, Inc. (c) (h)                                               238,525          $3,006,610

                                                                                                               ---------------------
                TOTAL OPTIONS --  (cost--$3,482,467)                                                                     $3,006,610
                                                                                                               ---------------------

------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.52%
------------------------------------------------------------------------------------------------------------------------------------
                Investors Bank & Trust Repurchase Agreement, 2.01%, due 07/01/05, $38,574,219*                          $38,574,219

                TOTAL REPURCHASE AGREEMENT - (cost - $38,574,219)                                                        38,574,219
                                                                                                               ---------------------

                TOTAL INVESTMENTS -- 98.29%  (cost--$1,913,781,385)                                                    1,503,696,431
                                                                                                               ---------------------

                NET OTHER ASSETS - 1.71%
                                                                                                                          26,115,823
                                                                                                               ---------------------

                NET ASSETS - 100%                                                                                   $  1,529,812,254
                                                                                                               =====================

      *Acquired on June 30, 2005. Collateralized by $40,502,930 of U.S. Government mortage-backed securities due through 12/25/32. The maturity value is $38,576,372.


(a) All or a portion of security has been pledged to collateralize lines of credit.
(b) Represents a zero coupon bond that converts to a fixed rate at a designated future date.
      The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(c) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(d) All or a portion of security is restricted. The aggregate market value of restricted securities as of June 30, 2005 is $28,000,751, which represents 1.83% of total net assets. All of these securities are deemed to be liquid.

(e) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(f) Non-income producing security due to default or bankruptcy filing.
(g) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(h)   Non-income producing security.

      PIK  Payment in Kind
      GBP  Principal denoted in British Pounds Sterling
      FRN  Floating Rate Note

      Note: Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the schedule of portfolio holdings with the SEC on Form N-Q. The Trust makes the information on Form N-Q available on its website at www.northeastinvestors.com or upon request.

      Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust's reference number as a registrant under the Investment Company Act of 1940 is 811-576.


Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 29, 2005


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 29, 2005




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 29, 2005


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 29, 2005




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	 b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	 c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 29, 2005               /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal financial officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


	 c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 29, 2005               /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)